NORTHERN LIGHTS FUND TRUST

                                                                                            October 6, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – BTS Bond Asset Allocation Fund

Leader Short-Term Bond Fund

Post Effective Amendment Nos. 105 and 106 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of BTS Bond Asset Allocation Fund and Leader Short-Term Bond Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
BTS Bond Asset Allocation Fund	105	0000910472-09-000743	September 23, 2009
Leader Short-Term Bond Fund	106	0000910472-09-000748	September 25, 2009

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or, to the attention of Emile R. Molineaux of Gemini Fund Services, LLC at (631) 470-2616.

Very truly yours,

/s/ Emile R. Molineaux

Emile R. Molineaux

Secretary

  cc:   JoAnn M. Strasser, Esq.